Key Management Personnel - Schedule of Persons were Directors of Gelteq Limited (Details)	12 Months Ended
Jun. 30, 2025
Mr. Simon Hayden Szewach [Member]
Schedule of Persons were Directors of Gelteq Limited [Line Items]
Directors	(Executive Chairman)
Mr. Nathan Jacob Givoni [Member]
Schedule of Persons were Directors of Gelteq Limited [Line Items]
Directors	(Executive Director)
Mr. Jeffrey W. Olyniec [Member]
Schedule of Persons were Directors of Gelteq Limited [Line Items]
Directors	(Non-Executive Director) (Resigned on 30 September 2025)
Mr. Philip Dalidakis [Member]
Schedule of Persons were Directors of Gelteq Limited [Line Items]
Directors	(Non-Executive Director)
Prof David Morton [Member]
Schedule of Persons were Directors of Gelteq Limited [Line Items]
Directors	(Non-Executive Director) (Resigned on 30 April 2025)